Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000209811_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000209811_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000209811_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%
C000174184_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%
C000174184_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.61%
C000174184_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.32%
C000209806_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000209806_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000209806_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%
C000209809_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000209809_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000209809_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%
C000209807_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000209807_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000209807_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%
C000174188_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000174188_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000174188_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.68%
C000174190_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000174190_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000174190_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.68%
C000209810_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000209810_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000209810_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%
C000212500_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%
C000212500_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.61%
C000212500_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%
C000174191_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000174191_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000174191_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.68%
C000174182_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%
C000174182_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.61%
C000174182_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.32%
C000174183_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%
C000174183_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.61%
C000174183_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.32%
C000182862_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%
C000182862_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.61%
C000182862_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%
C000182863_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000182863_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000182863_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000209808_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000209808_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000209808_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%
C000238446_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000238446_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%
C000209811_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000209811_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.72%
C000209811_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%
C000174184_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000174184_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.71%
C000174184_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.14%
C000174184_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%
C000174184_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000174184_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.35%
C000209806_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000209806_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.67%
C000209806_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%
C000209809_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%
C000209809_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.49%
C000209809_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%
C000209809_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%
C000209809_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.49%
C000209809_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%
C000209807_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000209807_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.83%
C000209807_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.77%
C000174188_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.38%)
C000174188_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.10%
C000174188_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.98%
C000174188_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%
C000174188_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%
C000174188_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.32%
C000174190_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%
C000174190_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.99%
C000174190_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.35%
C000174190_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%
C000174190_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%
C000174190_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.32%
C000209810_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.40%
C000209810_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.27%
C000209810_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%
C000209810_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%
C000209810_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.09%
C000209810_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%
C000212500_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000212500_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.50%
C000212500_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%
C000212500_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%
C000212500_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000212500_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000174191_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.57%)
C000174191_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.44%
C000174191_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.20%
C000174191_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%
C000174191_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%
C000174191_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.32%
C000174182_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.28%
C000174182_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.28%
C000174182_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.44%
C000174183_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%
C000174183_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.61%
C000174183_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.03%
C000174183_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%
C000174183_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000174183_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.35%
C000182862_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%
C000182862_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.88%
C000182862_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000182863_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%
C000182863_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%
C000182863_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%
C000182863_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%
C000182863_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%
C000182863_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%
C000209808_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%
C000209808_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.01%
C000209808_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%
C000209808_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.61%
C000209808_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.37%
C000209808_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%
C000238446_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.64%)
C000238446_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%
C000238446_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%
C000238446_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%